UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09749
                                                     ---------

               (Exact name of Registrant as specified in Charter)

                         Lifetime Achievement Fund, Inc.
                              15858 West Dodge Road
                                    Suite 310
                                 Omaha, NE 68118
                         ------------------------------
               (Address of principal executive offices)(zip code)

                        Manarin Investment Counsel, Ltd.
                              15858 West Dodge Road
                                    Suite 310
                                 Omaha, NE 68118
                        -------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (402) 330-1166

                   Date of fiscal year end: December 31, 2007

                    Date of reporting period: March 31, 2007

Item 1.  Schedule of Investments.

Lifetime Achievement Fund, Inc.
SCHEDULE OF INVESTMENTS
As of March 31, 2007
(Unaudited)

                                                                           Shares                 Value

Mutual Funds: 98.0%
-------------------
Alger Capital Appreciation Portfolio - Class A*                            987,874             $12,249,640
Alger Small Capitalization Portfolio - Class A*                          1,392,748               9,442,831
Delaware Group Equity Value Fund Class A                                 1,148,076              15,499,030
Franklin Balance Sheet Investment Fund - Class A                           110,599               7,756,328
Franklin Gold and Precious Metals Fund - Class A                           232,718               7,668,055
Franklin Large Cap Value Fund - Class A+                                   519,282               8,313,706
Franklin MicroCap Value Fund - Class A+                                    330,466              14,490,918
Franklin Mutual Discovery Fund - Class A+                                  421,528              13,341,372
Franklin Small Cap Value Fund - Class A                                    281,430              12,762,858
John Hancock Classic Value - Class A                                       527,303              14,458,658
OCM Gold Fund                                                              215,361               3,848,501
Pioneer Mid-Cap Value Fund - Class A                                       504,337              11,993,131
Polaris Global Value Fund - Class A                                        516,719              10,773,589
Templeton Growth Fund - Class A+                                           507,608              13,116,585
                                                                                            --------------
Total Mutual Funds
  (Cost $123,060,299)                                                                          155,715,202
                                                                                            --------------
Equity Securities: 6.0%
-----------------------
Information Technology: 0.5%
SoftBrands, Inc.*                                                          371,575                 810,033

Telecommunication Services: 5.5%
Level 3 Communications, Inc.*                                            1,429,725               8,714,174
                                                                                            --------------
Total Equity Securities
  (Cost $8,224,538)                                                                              9,524,207

                                                                        Principal
Short-Term Investments: 1.0%                                              Amount
----------------------------                                            ----------
UMB Bank, n.a. Money                                                    $1,597,440              1,597,440
   Market Fiduciary#                                                                        --------------

Total Short-Term Investments
  (Cost $1,597,440)                                                                              1,597,440
                                                                                            --------------

Total Investments: 105.0%
  (Cost $132,882,277)                                                                          166,836,849

Liabilities Less Other Assets: (5.0)%                                                          (7,900,371)
                                                                                            --------------
Net Assets: 100.0%                                                                            $158,936,478
                                                                                            ==============


Footnotes:
----------
* Non-income producing security

+ As of March 31, 2007, all or a portion of the security has been pledged as collateral for a Fund loan. The market value of the securities in the pledged account totaled $34,954,445 as of March 31, 2007.

# The short-term investments earn interest at variable rates. At March 31, 2007, the interest rate was 3.68%.


The accompanying notes are an integral part of this schedule.

The Schedule of Investments as of the date of this report has not been audited. For more information regarding Lifetime Achievement Fund, Inc. (the "Fund"), please see the most recent prospectus and annual report. These reports include additional information about security valuation policies and about certain security types the Funds may invest in.

NOTES TO THE FINANCIAL STATEMENTS

1. Investment Transactions

At March 31, 2007, gross unrealized appreciation and depreciation of investments, based on aggregate cost for federal income tax purposes were as follows:




Cost of Investments                                         $ 132,239,248
                                                    ======================

Gross Unrealized Appreciation                                $ 37,277,602
Gross Unrealized Depreciation                                  (2,680,001)
                                                    ----------------------
Net Unrealized Appreciation
     on Investments                                          $ 34,597,601
                                                    ======================


The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.


2.  New Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more- likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of June 29, 2007. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied. Management has recently begun to evaluate the application of the Statement to the Funds, and is not in a position at this time to evaluate the significance of its impact, if any, on the Funds' financial statements.

Item 2.  Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934 as amended, as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

(a) Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lifetime Achievement Fund, Inc.

By:                        /s/ Roland R. Manarin
                           -----------------------------
                           Roland R. Manarin
                           Principal Executive Officer
                           Date:  May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                        /s/ Roland R. Manarin
                           -----------------------------
                           Roland R. Manarin
                           Principal Executive Officer
                           Date:  May 25, 2007


By:                        /s/ Aron Huddleston
                           -----------------------------
                           Aron D. Huddleston
                           Principal Financial Officer
                           Date:  May 25, 2007